Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - Commercial mortgage backed security [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	£ 189	£ 135
Fair value	[1]	188	135
Maximum exposure to loss	[1]	189
Gain (loss) from continuing involvement for the year		1	2
Gain (loss) from continuing involvement, cumulative		£ 4	£ 3

[1]	Asse ts which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost .